BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of owned assets) (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	5 years
Leasehold improvements [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	15 years
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	50 years
Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	10 years
Computer equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	3 years
Computer equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	5 years
Plant and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	5 years
Plant and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment (In years)	15 years